SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Lives of Property Plant and Equipment (Details)	Dec. 31, 2023
Equipment and furniture
Property, Plant and Equipment
Useful lives	5 years
Computers and software | Minimum
Property, Plant and Equipment
Useful lives	2 years
Computers and software | Maximum
Property, Plant and Equipment
Useful lives	3 years
Automobiles
Property, Plant and Equipment
Useful lives	5 years
Leasehold improvements
Property, Plant and Equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember